FAIR VALUE MEASUREMENTS (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments	$ 173,012,649	$ 176,945,807
EBP, Employer, Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments	11,535,876	11,889,222
Unfunded commitment	0
Active Markets for Identical Assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Investments	161,476,773	165,056,585
Active Markets for Identical Assets (Level 1) | EBP, Employer, Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments	2,214,894	2,137,585
Active Markets for Identical Assets (Level 1) | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments	159,261,879	162,919,000
Other Observable Inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Investments	0	0
Other Observable Inputs (Level 2) | EBP, Employer, Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments	0	0
Other Observable Inputs (Level 2) | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments	0	0
Significant Unobservable Inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Investments	0	0
Significant Unobservable Inputs (Level 3) | EBP, Employer, Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments	0	0
Significant Unobservable Inputs (Level 3) | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments	0	0
Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments	161,476,773	165,056,585
Total | EBP, Employer, Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments	2,214,894	2,137,585
Total | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments	159,261,879	162,919,000
Investments measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments	$ 11,535,876	$ 11,889,222